Stockholders' Equity and Stock Based Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Officers And Advisors [Member] Restricted Stock [Member]	Jun. 30, 2013 Officers And Advisors [Member] Restricted Stock [Member]	Jun. 30, 2014 Officers And Advisors [Member] Restricted Stock [Member]	Jun. 30, 2013 Officers And Advisors [Member] Restricted Stock [Member]	Jun. 30, 2014 Restricted Stock [Member]	Dec. 18, 2013 Warrant [Member]	May 06, 2013 Warrant [Member] Minimum [Member]	Dec. 31, 2013 Warrant [Member] Minimum [Member]	May 06, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2013 Warrant [Member] Maximum [Member]	Jun. 30, 2014 Equity Option [Member]	Jun. 30, 2014 Equity Option [Member]	Feb. 02, 2014 Equity Incentive Plan [Member]
Preferred stock, shares authorized	35,000,000	35,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	450,000,000	450,000,000	175,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	100,669,278	93,024,117	52,263,451					7,645,161
Common stock, shares outstanding	100,669,278	93,024,117	52,263,451
Stock-based compensation expense		$ 1,682,280		$ 745,113	$ 841,848	$ 2,068,579	$ 1,063,387							$ 1,759,998	$ 2,453,330
Intrinsic value of warrants	527,500	912,500
Shares exercised during the period									1,250,000
Options granted	5,500,000														5,500,000
Weighted Average Exercise Price, Exercisable	$ 0.64													$ 0.64	$ 0.64
Unrecognized stock-based compensation cost	1,792,713					1,792,713									1,066,670
Additional shares are due to be issued	1,300,000
Share issued price per share	$ 0.31
Acquisition expense	$ 12,903
Issuance of fair market value	$ 0.33
Acquisition expense related to the discount	0.02
Exercisable expire period															Expire in between February 2024 and March 2024.
Fair value of warrants exercise price		$ 0.10								$ 0.10	$ 0.15	$ 0.15	$ 1.00
Restricted stock shares authorized	12,000,000
Reserved shares of common stock for issuance																20,000,000